Annual Fund Operating Expenses - Emerging Markets Equity Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.86%
Other expenses	0.25%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.12%
Investor
Operating Expenses:
Management fee	0.86%
Other expenses	0.65%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.52%